Taxation - Summary of valuation allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Valuation allowance	$ 276,301	$ 207,062
Switzerland
Valuation Allowance [Line Items]
Valuation allowance	7,818	1,459
Ireland
Valuation Allowance [Line Items]
Valuation allowance	93,396	72,363
United States
Valuation Allowance [Line Items]
Valuation allowance	106,624	123,695
United Kingdom
Valuation Allowance [Line Items]
Valuation allowance	46,732	1,632
Other
Valuation Allowance [Line Items]
Valuation allowance	$ 21,731	$ 7,913